CONCENTRATION OF RISK	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Concentration Of Risk
CONCENTRATION OF RISK

11. CONCENTRATION OF RISK

(a)	Major Customers

For the three months ended March 31, 2025, the Company generated total revenue of $621,179, of which three customers accounted for more than 10% of the Company’s total revenue. For the three months ended March 31, 2024, the Company generated total revenue of $519,752, of which one customer accounted for more than 10% of the Company’s total revenue. The customers who accounted for more than 10% of the Company’s total revenue and its outstanding receivable balance at period-end is presented below:

	For the three months ended March 31
	2025	2024	2025	2024	2025	2024
	Revenue		Percentage of Revenue		Accounts receivable, gross

Customer A	$105,779	$-	17%	-%	$21,033	$-
Customer B	74,481	-	12%	-%	33,640	-
Customer C	66,024	-	11%	-%	54,990	-
Customer D	-	61,307	-%	12%	-	33,061
Others	374,895	458,445	60%	88%	914,333	704,583
Total	$621,179	$519,752	100%	100%	$1,023,996	$737,644

(b)	Major Suppliers

For the three months ended March 31, 2025, the Company incurred cost of revenue of $628,092, of which no supplier accounted for more than 10% of the Company’s cost of revenue. For the three months ended March 31, 2024, the Company incurred cost of revenue of $497,824, of which no supplier accounted for more than 10% of the Company’s cost of revenue.

13. CONCENTRATION OF RISK

(a)	Major Customers

For the year ended December 31, 2024, the Company generated total revenue of $3,382,432, of which no customer accounted for more than 10% of the Company’s total revenue. For the year ended December 31, 2023, the Company generated total revenue of $3,109,515, of which no customers accounted for more than 10% of the Company’s total revenue.

(b)	Major Suppliers

For the year ended December 31, 2024, the Company incurred cost of revenue of $1,958,632, of which no supplier accounted for more than 10% of the Company’s cost of revenue. For the year ended December 31, 2023, the Company incurred cost of revenue of $1,708,334, of which no supplier accounted for more than 10% of the Company’s cost of revenue.